John Hancock Funds II

Supplement dated January 30, 2015 to the current prospectus

International Small Cap Fund (the “Fund”)

Effective January 15, 2015, Martin Cobb no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Cobb as a portfolio manager of the Fund are removed from the prospectus.

Also effective January 15, 2015, David Tuttle, CFA, has replaced Mr. Cobb as one of the Fund’s portfolio managers and, with Harlan B. Hodes, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Harlan B. Hodes, CPA	David Tuttle, CFA
Executive Vice President, Portfolio Manager and	Vice President and Research Analyst
Research Analyst	Managed fund since 2015
Managed fund since 2011

The following information relating to Mr. Tuttle is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “Franklin Templeton Investments Corporation ("Templeton").” Mr. Tuttle is now listed as a Portfolio Manager of the Fund.

Fund	Portfolio Manager
International Small Cap Fund	Harlan B. Hodes, CPA
David Tuttle, CFA

•    David Tuttle, CFA. Vice President and Research Analyst, joined Templeton in 2002.

Real Return Bond Fund (the “Fund”)

Jeremie Banet has been added as a portfolio manager to the Fund. Mihir Worah will also continue to manage the Fund. Messrs. Banet and Worah are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Accordingly, the following replaces the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Jeremie Banet	Mihir Worah
Executive Vice President and Portfolio Manager	Managing Director and Portfolio Manager
Managed fund since 2015	Managed fund since 2008

The following information relating to Mr. Banet is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “Pacific Investment Management Company LLC (PIMCO").” Mr. Banet is now listed as a Portfolio Manager of the Fund.

Fund	Portfolio Manager
Real Return Bond Fund	Jeremie Banet
Mihir Worah

•    Jeremie Banet. Executive Vice President, joined PIMCO in 2011.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated January 30, 2015 to the current Statement of Additional Information (the “SAI”)

International Small Cap Fund (the “Fund”)

Effective January 15, 2015, Martin Cobb no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Cobb as a portfolio manager of the Fund are removed from the SAI. Also effective January 15, 2015, David Tuttle, CFA, has replaced Mr. Cobb as one of the Fund’s portfolio managers.

The following replaces the portfolio manager information presented in Appendix B of the SAI relating to Franklin Templeton Investments Corp. regarding the portfolio managers of the Fund.

The following table reflects information as of August 31, 2014:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Harlan Hodes	4	$2,751,044,590	4	$1,810,301,261	9	$1,638,385,331
David Tuttle, CFA	0	$0	1	$77,423,339	0	$0

No account pays fees based on performance.

Ownership of fund shares. The Fund’s portfolio managers did not beneficially own any shares of the Fund as of August 31, 2014.

Real Return Bond Fund (the “Fund”)

Jeremie Banet has been added as a portfolio manager to the Fund. Mihir Worah will also continue to manage the Fund.

Accordingly, the following replaces the portfolio manager information presented in Appendix B of the SAI relating to Pacific Investment Management Company LLC regarding the portfolio managers of the Fund.

The following table reflects information as of August 31, 2014:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jeremie Banet	0	$0	0	$0	0	$0
Mihir Worah	30	$55,722.86	22	$12,887.79	53	$29,573.54

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jeremie Banet	0	$0	0	$0	0	$0
Mihir Worah	0	$0	1	$213.85	7	$1,578.23

Ownership of fund shares. None of the Fund’s portfolio managers beneficially owned any shares of the Fund as of August 31, 2014.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.